Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Finished goods	$ 4,211,098	$ 4,663,978
Work in process	4,023,693	4,165,289
Raw materials	7,763,325	8,010,794
Production supplies	305,692	259,706
Total	$ 16,303,808	$ 17,099,767